American Funds College Target Date Series®
American Funds College 2042 Fund
Investment portfolio
July 31, 2025
unaudited
Fund investments Growth funds 50%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	519,403	$39,038
The Growth Fund of America, Class R-6	393,538	33,097
New Perspective Fund, Class R-6	467,687	32,869
AMCAP Fund, Class R-6	498,188	23,206
EUPAC Fund, Class R-6	353,354	21,155
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,798,653	19,533
The New Economy Fund, Class R-6	251,556	17,463
American Funds Global Insight Fund, Class R-6	232,255	6,162
		192,523
Growth-and-income funds 40%
Fundamental Investors, Class R-6	536,828	48,020
Capital World Growth and Income Fund, Class R-6	572,214	40,679
The Investment Company of America, Class R-6	550,739	35,368
Washington Mutual Investors Fund, Class R-6	305,919	19,750
International Growth and Income Fund, Class R-6	319,383	13,542
		157,359
Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	258,815	10,291
American Balanced Fund, Class R-6	277,746	10,290
		20,581
Fixed income funds 5%
American High-Income Trust, Class R-6	1,054,046	10,372
U.S. Government Securities Fund, Class R-6	811,245	9,686
		20,058
Total investment securities 100% (cost: $364,894,000)		390,521
Other assets less liabilities 0%		(83)
Net assets 100%		$390,438
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
SMALLCAP World Fund, Inc., Class R-6	$11,853	$25,040	$—	$—	$2,145	$39,038	$163	$—
The Growth Fund of America, Class R-6	10,253	19,882	—	—	2,962	33,097	90	1,056
New Perspective Fund, Class R-6	10,609	19,607	—	—	2,653	32,869	124	612
AMCAP Fund, Class R-6	13,395	25,731	16,754	556	278	23,206	107	2,451
EUPAC Fund, Class R-6	7,051	13,254	—	—	850	21,155	102	799
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	18,532	—	—	1,001	19,533	—	—
The New Economy Fund, Class R-6	5,510	10,616	—	—	1,337	17,463	9	622
American Funds Global Insight Fund, Class R-6	1,242	4,437	—	—	483	6,162	20	—
						192,523
Growth-and-income funds 40%
Fundamental Investors, Class R-6	16,061	28,886	—	—	3,073	48,020	318	2,318
Capital World Growth and Income Fund, Class R-6	12,979	25,222	—	—	2,478	40,679	406	984
The Investment Company of America, Class R-6	10,311	22,496	—	—	2,561	35,368	214	1,266
Washington Mutual Investors Fund, Class R-6	5,568	13,749	—	—	433	19,750	147	998
International Growth and Income Fund, Class R-6	4,323	7,924	—	—	1,295	13,542	212	44
						157,359
Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	2,074	7,825	—	—	392	10,291	118	98
American Balanced Fund, Class R-6	2,068	7,760	—	—	462	10,290	83	176
						20,581
Fixed income funds 5%
American High-Income Trust, Class R-6	2,098	8,210	7	— (b)	71	10,372	289	—
U.S. Government Securities Fund, Class R-6	3,173	6,461	—	—	52	9,686	213	—
						20,058
Total 100%				$556	$22,526	$390,521	$2,615	$11,424

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2039 Fund
Investment portfolio
July 31, 2025
unaudited
Fund investments Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,511,970	$127,157
SMALLCAP World Fund, Inc., Class R-6	1,644,072	123,568
New Perspective Fund, Class R-6	1,382,590	97,168
AMCAP Fund, Class R-6	1,615,684	75,259
The New Economy Fund, Class R-6	831,495	57,722
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,302,316	57,583
American Funds Global Insight Fund, Class R-6	1,974,518	52,384
EUPAC Fund, Class R-6	681,491	40,801
		631,642
Growth-and-income funds 36%
The Investment Company of America, Class R-6	2,455,104	157,667
Capital World Growth and Income Fund, Class R-6	2,063,389	146,686
Fundamental Investors, Class R-6	1,578,609	141,207
Washington Mutual Investors Fund, Class R-6	1,638,302	105,769
International Growth and Income Fund, Class R-6	1,155,201	48,980
		600,309
Balanced funds 10%
American Balanced Fund, Class R-6	2,419,453	89,641
American Funds Global Balanced Fund, Class R-6	1,811,016	72,006
		161,647
Fixed income funds 16%
American High-Income Trust, Class R-6	10,049,940	98,892
The Bond Fund of America, Class R-6	7,622,356	85,980
American Funds Multi-Sector Income Fund, Class R-6	6,290,774	59,322
U.S. Government Securities Fund, Class R-6	1,590,647	18,992
		263,186
Total investment securities 100% (cost: $1,432,121,000)		1,656,784
Other assets less liabilities 0%		(380)
Net assets 100%		$1,656,404
American Funds College Target Date Series — Page 1 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$94,830	$21,076	$—	$—	$11,251	$127,157	$665	$7,801
SMALLCAP World Fund, Inc., Class R-6	103,081	13,877	—	—	6,610	123,568	1,042	—
New Perspective Fund, Class R-6	77,292	11,409	—	—	8,467	97,168	696	3,437
AMCAP Fund, Class R-6	107,814	22,260	56,628	13,381	(11,568)	75,259	681	11,289
The New Economy Fund, Class R-6	45,242	8,876	—	—	3,604	57,722	61	4,034
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	54,455	—	—	3,128	57,583	—	—
American Funds Global Insight Fund, Class R-6	38,548	8,540	—	—	5,296	52,384	516	—
EUPAC Fund, Class R-6	36,905	2,639	153	24	1,386	40,801	387	2,252
						631,642
Growth-and-income funds 36%
The Investment Company of America, Class R-6	118,528	28,757	—	—	10,382	157,667	1,333	10,462
Capital World Growth and Income Fund, Class R-6	109,713	28,874	—	—	8,099	146,686	2,004	6,680
Fundamental Investors, Class R-6	106,928	26,305	—	—	7,974	141,207	1,307	10,316
Washington Mutual Investors Fund, Class R-6	77,070	26,777	—	—	1,922	105,769	1,118	7,332
International Growth and Income Fund, Class R-6	35,804	7,432	—	—	5,744	48,980	975	287
						600,309
Balanced funds 10%
American Balanced Fund, Class R-6	64,226	22,479	—	—	2,936	89,641	1,417	3,799
American Funds Global Balanced Fund, Class R-6	56,558	13,450	—	—	1,998	72,006	1,277	2,104
						161,647
Fixed income funds 16%
American High-Income Trust, Class R-6	69,673	28,808	—	—	411	98,892	4,214	—
The Bond Fund of America, Class R-6	41,946	43,713	—	—	321	85,980	2,134	—
American Funds Multi-Sector Income Fund, Class R-6	28,822	30,220	—	—	280	59,322	2,076	—
U.S. Government Securities Fund, Class R-6	18,823	633	539	17	58	18,992	633	—
						263,186
Total 100%				$13,422	$68,299	$1,656,784	$22,536	$69,793

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — Page 2 of 12

American Funds College 2036 Fund
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 17%	Shares	Value (000)
New Perspective Fund, Class R-6	1,539,170	$108,173
The Growth Fund of America, Class R-6	1,263,279	106,242
AMCAP Fund, Class R-6	2,025,825	94,363
American Funds Global Insight Fund, Class R-6	3,489,797	92,584
SMALLCAP World Fund, Inc., Class R-6	987,461	74,218
The New Economy Fund, Class R-6	654,263	45,419
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,752,884	29,896
		550,895
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	3,757,535	267,123
The Investment Company of America, Class R-6	3,929,456	252,350
Washington Mutual Investors Fund, Class R-6	3,689,906	238,220
Fundamental Investors, Class R-6	2,104,091	188,211
American Mutual Fund, Class R-6	2,493,878	150,007
International Growth and Income Fund, Class R-6	1,816,438	77,017
		1,172,928
Equity-income funds 4%
Capital Income Builder, Class R-6	868,864	66,311
The Income Fund of America, Class R-6	1,869,055	49,661
		115,972
Balanced funds 10%
American Balanced Fund, Class R-6	5,600,431	207,496
American Funds Global Balanced Fund, Class R-6	2,758,200	109,666
		317,162
Fixed income funds 32%
The Bond Fund of America, Class R-6	35,923,854	405,221
American Funds Multi-Sector Income Fund, Class R-6	23,729,932	223,774
American High-Income Trust, Class R-6	22,726,732	223,631
American Funds Mortgage Fund, Class R-6	9,594,172	83,949
American Funds Strategic Bond Fund, Class R-6	9,041,000	83,629
		1,020,204
Total investment securities 100% (cost: $2,870,305,000)		3,177,161
Other assets less liabilities 0%		(766)
Net assets 100%		$3,176,395
American Funds College Target Date Series — Page 3 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 17%
New Perspective Fund, Class R-6	$102,521	$7,675	$12,227	$3,296	$6,908	$108,173	$912	$4,503
The Growth Fund of America, Class R-6	119,846	10,699	35,138	10,432	403	106,242	840	9,859
AMCAP Fund, Class R-6	120,370	12,847	41,213	7,344	(4,985)	94,363	760	12,087
American Funds Global Insight Fund, Class R-6	85,577	4,690	8,088	2,442	7,963	92,584	1,081	—
SMALLCAP World Fund, Inc., Class R-6	85,175	3,917	19,829	2,605	2,350	74,218	834	—
The New Economy Fund, Class R-6	51,508	4,663	13,908	1,935	1,221	45,419	69	4,593
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	30,346	2,185	111	1,624	29,896	—	—
						550,895
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	226,459	30,341	4,935	1,603	13,655	267,123	3,893	13,358
The Investment Company of America, Class R-6	218,368	31,815	15,291	5,711	11,747	252,350	2,318	18,701
Washington Mutual Investors Fund, Class R-6	192,515	41,421	—	—	4,284	238,220	2,599	17,148
Fundamental Investors, Class R-6	173,774	19,944	16,013	5,133	5,373	188,211	2,005	16,004
American Mutual Fund, Class R-6	82,642	62,831	—	—	4,534	150,007	1,501	3,638
International Growth and Income Fund, Class R-6	68,565	7,719	9,478	2,595	7,616	77,017	1,731	525
						1,172,928
Equity-income funds 4%
Capital Income Builder, Class R-6	36,854	26,756	—	—	2,701	66,311	1,186	870
The Income Fund of America, Class R-6	27,657	20,833	—	—	1,171	49,661	1,034	609
						115,972
Balanced funds 10%
American Balanced Fund, Class R-6	166,920	34,370	—	—	6,206	207,496	3,359	9,251
American Funds Global Balanced Fund, Class R-6	96,219	10,427	68	13	3,075	109,666	2,009	3,397
						317,162
Fixed income funds 32%
The Bond Fund of America, Class R-6	313,353	91,435	—	—	433	405,221	12,016	—
American Funds Multi-Sector Income Fund, Class R-6	186,775	36,666	—	—	333	223,774	9,696	—
American High-Income Trust, Class R-6	187,050	35,700	—	—	881	223,631	10,089	—
American Funds Mortgage Fund, Class R-6	46,415	37,154	—	—	380	83,949	2,131	—
American Funds Strategic Bond Fund, Class R-6(b)	46,379	36,624	539	—	1,165	83,629	1,138	—
						1,020,204
Total 100%				$43,220	$79,038	$3,177,161	$61,201	$114,543

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 4 of 12

American Funds College 2033 Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
AMCAP Fund, Class R-6	959,175	$44,678
American Funds Global Insight Fund, Class R-6	1,678,443	44,529
New Perspective Fund, Class R-6	631,354	44,372
		133,579
Growth-and-income funds 32%
American Mutual Fund, Class R-6	6,251,494	376,027
Washington Mutual Investors Fund, Class R-6	4,705,228	303,770
Capital World Growth and Income Fund, Class R-6	3,564,793	253,421
The Investment Company of America, Class R-6	3,145,610	202,011
Fundamental Investors, Class R-6	1,026,621	91,831
International Growth and Income Fund, Class R-6	1,112,062	47,152
		1,274,212
Equity-income funds 11%
The Income Fund of America, Class R-6	8,261,342	219,504
Capital Income Builder, Class R-6	2,511,712	191,694
		411,198
Balanced funds 10%
American Balanced Fund, Class R-6	7,473,549	276,895
American Funds Global Balanced Fund, Class R-6	2,461,354	97,863
		374,758
Fixed income funds 44%
The Bond Fund of America, Class R-6	49,581,676	559,281
American Funds Mortgage Fund, Class R-6	32,795,084	286,957
American Funds Strategic Bond Fund, Class R-6	30,922,645	286,035
American High-Income Trust, Class R-6	26,892,680	264,624
American Funds Multi-Sector Income Fund, Class R-6	28,028,808	264,312
Intermediate Bond Fund of America, Class R-6	7,062,504	88,846
		1,750,055
Total investment securities 100% (cost: $3,666,042,000)		3,943,802
Other assets less liabilities 0%		(904)
Net assets 100%		$3,942,898
American Funds College Target Date Series — Page 5 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
AMCAP Fund, Class R-6	$55,146	$6,249	$18,102	$3,210	$(1,825)	$44,678	$348	$4,818
American Funds Global Insight Fund, Class R-6	53,547	724	14,153	1,263	3,148	44,529	670	—
New Perspective Fund, Class R-6	54,484	2,949	16,342	(1,045)	4,326	44,372	482	2,382
						133,579
Growth-and-income funds 32%
American Mutual Fund, Class R-6	314,000	49,185	—	—	12,842	376,027	5,094	13,411
Washington Mutual Investors Fund, Class R-6	265,926	38,582	6,193	1,581	3,874	303,770	3,470	22,858
Capital World Growth and Income Fund, Class R-6	238,340	25,235	23,013	5,354	7,505	253,421	3,772	13,783
The Investment Company of America, Class R-6	206,051	30,723	46,126	14,411	(3,048)	202,011	1,892	17,143
Fundamental Investors, Class R-6	111,717	13,646	37,063	2,280	1,251	91,831	1,085	9,460
International Growth and Income Fund, Class R-6	51,226	1,484	10,616	598	4,460	47,152	999	368
						1,274,212
Equity-income funds 11%
The Income Fund of America, Class R-6	150,427	59,411	—	—	9,666	219,504	6,053	3,264
Capital Income Builder, Class R-6	146,746	33,578	—	—	11,370	191,694	4,662	3,363
						411,198
Balanced funds 10%
American Balanced Fund, Class R-6	233,844	33,637	—	—	9,414	276,895	4,714	12,827
American Funds Global Balanced Fund, Class R-6	91,838	5,011	1,608	168	2,454	97,863	1,815	3,139
						374,758
Fixed income funds 44%
The Bond Fund of America, Class R-6	488,329	70,893	319	18	360	559,281	18,041	—
American Funds Mortgage Fund, Class R-6	214,841	70,363	—	—	1,753	286,957	9,103	—
American Funds Strategic Bond Fund, Class R-6(b)	214,296	69,514	4,125	14	6,336	286,035	3,437	—
American High-Income Trust, Class R-6	235,825	27,680	—	—	1,119	264,624	12,666	—
American Funds Multi-Sector Income Fund, Class R-6	232,694	31,150	—	—	468	264,312	12,137	—
Intermediate Bond Fund of America, Class R-6	43,680	44,343	—	—	823	88,846	2,396	—
						1,750,055
Total 100%				$27,852	$76,296	$3,943,802	$92,836	$106,816

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 6 of 12

American Funds College 2030 Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	7,843,216	$471,770
Washington Mutual Investors Fund, Class R-6	3,639,163	234,944
Capital World Growth and Income Fund, Class R-6	2,178,280	154,854
The Investment Company of America, Class R-6	979,323	62,892
		924,460
Equity-income funds 11%
The Income Fund of America, Class R-6	12,092,503	321,298
Capital Income Builder, Class R-6	2,415,985	184,388
		505,686
Balanced funds 8%
American Balanced Fund, Class R-6	8,737,884	323,738
American Funds Global Balanced Fund, Class R-6	1,455,809	57,883
		381,621
Fixed income funds 61%
Intermediate Bond Fund of America, Class R-6	57,259,488	720,324
The Bond Fund of America, Class R-6	50,239,183	566,698
American Funds Mortgage Fund, Class R-6	63,929,969	559,387
American Funds Strategic Bond Fund, Class R-6	47,722,852	441,437
American High-Income Trust, Class R-6	28,306,637	278,537
American Funds Multi-Sector Income Fund, Class R-6	29,339,221	276,669
		2,843,052
Total investment securities 100% (cost: $4,562,758,000)		4,654,819
Other assets less liabilities 0%		(1,088)
Net assets 100%		$4,653,731
American Funds College Target Date Series — Page 7 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$413,949	$42,967	$—	$—	$14,854	$471,770	$6,549	$17,763
Washington Mutual Investors Fund, Class R-6	216,702	22,023	7,564	1,676	2,107	234,944	2,813	18,411
Capital World Growth and Income Fund, Class R-6	135,728	10,821	—	—	8,305	154,854	2,259	7,860
The Investment Company of America, Class R-6	53,907	5,142	—	—	3,843	62,892	561	4,581
						924,460
Equity-income funds 11%
The Income Fund of America, Class R-6	315,342	23,806	29,268	4,014	7,404	321,298	11,238	6,887
Capital Income Builder, Class R-6	189,988	14,141	30,608	3,901	6,966	184,388	5,636	4,433
						505,686
Balanced funds 8%
American Balanced Fund, Class R-6	289,365	23,932	—	—	10,441	323,738	5,724	15,787
American Funds Global Balanced Fund, Class R-6	53,207	3,080	—	—	1,596	57,883	1,069	1,825
						381,621
Fixed income funds 61%
Intermediate Bond Fund of America, Class R-6	368,332	348,418	—	—	3,574	720,324	14,788	—
The Bond Fund of America, Class R-6	539,401	27,241	—	—	56	566,698	18,957	—
American Funds Mortgage Fund, Class R-6	489,239	67,729	—	—	2,419	559,387	18,337	—
American Funds Strategic Bond Fund, Class R-6(b)	415,194	23,633	7,936	—	10,546	441,437	4,354	—
American High-Income Trust, Class R-6	263,749	13,631	—	—	1,157	278,537	13,631	—
American Funds Multi-Sector Income Fund, Class R-6	262,221	14,110	—	—	338	276,669	13,014	—
Short-Term Bond Fund of America, Class R-6(c)	146,238	48,896	195,817	915	(232)	—	4,605	—
						2,843,052
Total 100%				$10,506	$73,374	$4,654,819	$123,535	$77,547

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Affiliated issuer during the reporting period but no longer held at 7/31/2025.
American Funds College Target Date Series — Page 8 of 12

American Funds College 2027 Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 11%	Shares	Value (000)
American Mutual Fund, Class R-6	5,885,019	$353,984
Washington Mutual Investors Fund, Class R-6	550,067	35,512
Capital World Growth and Income Fund, Class R-6	496,168	35,273
		424,769
Equity-income funds 3%
The Income Fund of America, Class R-6	3,329,774	88,472
Capital Income Builder, Class R-6	461,547	35,225
		123,697
Balanced funds 6%
American Balanced Fund, Class R-6	6,048,819	224,109
Fixed income funds 80%
Intermediate Bond Fund of America, Class R-6	86,233,882	1,084,822
Short-Term Bond Fund of America, Class R-6	83,600,903	800,061
American Funds Mortgage Fund, Class R-6	53,618,559	469,162
American Funds Strategic Bond Fund, Class R-6	30,037,731	277,849
The Bond Fund of America, Class R-6	17,487,930	197,264
American Funds Multi-Sector Income Fund, Class R-6	9,544,642	90,006
American High-Income Trust, Class R-6	9,141,807	89,955
		3,009,119
Total investment securities 100% (cost: $3,859,974,000)		3,781,694
Other assets less liabilities 0%		(941)
Net assets 100%		$3,780,753
American Funds College Target Date Series — Page 9 of 12

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 11%
American Mutual Fund, Class R-6	$336,451	$52,973	$47,348	$12,200	$(292)	$353,984	$5,306	$14,432
Washington Mutual Investors Fund, Class R-6	45,032	6,381	16,535	1,915	(1,281)	35,512	531	3,543
Capital World Growth and Income Fund, Class R-6	44,641	5,320	16,759	608	1,463	35,273	676	2,608
						424,769
Equity-income funds 3%
The Income Fund of America, Class R-6	113,104	8,989	36,613	3,341	(349)	88,472	3,726	2,462
Capital Income Builder, Class R-6	45,086	2,985	14,988	980	1,162	35,225	1,214	1,037
						123,697
Balanced funds 6%
American Balanced Fund, Class R-6	218,707	30,834	33,147	3,247	4,468	224,109	4,289	11,882
Fixed income funds 80%
Intermediate Bond Fund of America, Class R-6	682,032	403,729	7,040	298	5,803	1,084,822	25,538	—
Short-Term Bond Fund of America, Class R-6	782,550	263,279	248,420	4,432	(1,780)	800,061	28,061	—
American Funds Mortgage Fund, Class R-6	463,106	27,964	24,114	169	2,037	469,162	16,590	—
American Funds Strategic Bond Fund, Class R-6(b)	287,425	14,351	31,536	591	7,018	277,849	2,146	—
The Bond Fund of America, Class R-6	249,527	10,579	62,696	(8,607)	8,461	197,264	7,828	—
American Funds Multi-Sector Income Fund, Class R-6	113,297	5,751	29,049	1,095	(1,088)	90,006	5,046	—
American High-Income Trust, Class R-6	114,076	6,118	30,664	2,142	(1,717)	89,955	5,255	—
						3,009,119
Total 100%				$22,411	$23,905	$3,781,694	$106,206	$35,964

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,406,104	$325,177
Balanced funds 5%
American Balanced Fund, Class R-6	4,899,206	181,516
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	152,177,092	1,456,335
Intermediate Bond Fund of America, Class R-6	89,735,322	1,128,870
American Funds Mortgage Fund, Class R-6	41,689,909	364,787
American Funds Strategic Bond Fund, Class R-6	19,655,023	181,809
		3,131,801
Total investment securities 100% (cost: $3,824,399,000)		3,638,494
Other assets less liabilities 0%		(941)
Net assets 100%		$3,637,553
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$358,093	$24,353	$66,584	$10,912	$(1,597)	$325,177	$5,135	$14,908
Balanced funds 5%
American Balanced Fund, Class R-6	199,447	13,917	37,905	3,416	2,641	181,516	3,641	10,275
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,831,054	54,858	434,857	5,919	(639)	1,456,335	54,859	—
Intermediate Bond Fund of America, Class R-6	1,047,004	220,125	145,884	(6,788)	14,413	1,128,870	33,383	—
American Funds Mortgage Fund, Class R-6	396,576	13,530	46,811	(5,519)	7,011	364,787	13,531	—
American Funds Strategic Bond Fund, Class R-6(b)	198,815	5,300	27,302	(4,668)	9,664	181,809	1,289	—
						3,131,801
Total 100%				$3,272	$31,493	$3,638,494	$111,838	$25,183

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds College Target Date Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-800-0925
American Funds College Target Date Series — Page 12 of 12